Segment information - Geographic segmentation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments
Turnover	R 201,910	R 190,367	R 203,576
Earnings/(loss) before interest and tax (EBIT)	16,619	(111,926)	8,434
Tax paid	5,280	5,659	3,946
Non-current assets	230,477	264,434	378,385
South Africa
Disclosure of operating segments
Turnover	84,844	84,528	100,955
Earnings/(loss) before interest and tax (EBIT)	(7,523)	(37,029)	17,313
Tax paid	6,622	3,138	933
Non-current assets	76,070	106,922	143,957
Rest of Africa
Disclosure of operating segments
Turnover	8,853	7,776	8,814
Earnings/(loss) before interest and tax (EBIT)	4,541	1,821	707
Tax paid	955	1,607	1,548
Non-current assets	14,116	18,896	19,323
United States
Disclosure of operating segments
Turnover	31,247	28,295	24,452
Earnings/(loss) before interest and tax (EBIT)	9,616	(75,827)	(15,022)
Tax paid	(3,340)	20	5
Non-current assets	113,088	106,371	188,380
Rest of North America
Disclosure of operating segments
Turnover	4,183	3,758	3,285
Earnings/(loss) before interest and tax (EBIT)	646	(481)	(2,721)
Tax paid			1
Non-current assets		1,329	1,180
Europe
Disclosure of operating segments
Turnover	48,529	44,280	45,202
Earnings/(loss) before interest and tax (EBIT)	5,354	105	5,017
Tax paid	997	854	1,398
Non-current assets	16,748	18,948	15,944
Other countries
Disclosure of operating segments
Turnover	24,254	21,730	20,868
Earnings/(loss) before interest and tax (EBIT)	3,985	(515)	3,140
Tax paid	46	40	61
Non-current assets	R 10,455	R 11,968	R 9,601